Related party balances and transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables - related parties	$ 5,386,156	$ 4,231,368
Beijing Minhongyun Energy Supply Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity
Nature description	Interest-free loan due on demand
Other receivables - related parties	$ 1,064,566	1,082,617
Shenzhen Li Yaxin Industrial Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity
Nature description	Interest-free loan due on demand
Other receivables - related parties	$ 96,009	50,254
Yunwu Li [Member]
Related Party Transaction [Line Items]
Relationship description	Chairman of CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loan due on demand
Other receivables - related parties	$ 3,446,578	2,260,144
Jianzhong Zhao [Member]
Related Party Transaction [Line Items]
Relationship description	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)
Other receivables - related parties	$ 299,772	286,749
Jianshan Ma [Member]
Related Party Transaction [Line Items]
Relationship description	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)
Other receivables - related parties	$ 117,279	86,516
Yan Wang [Member]
Related Party Transaction [Line Items]
Relationship description	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)
Other receivables - related parties	$ 160,052	57,161
Zhaozhao Xu [Member]
Related Party Transaction [Line Items]
Relationship description	General project manager of Shenzhen CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on December 31, 2024
Other receivables - related parties	$ 32,473	0
Yaoyu Zhou [Member]
Related Party Transaction [Line Items]
Relationship description	Spouse of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on November 2, 2024
Other receivables - related parties	$ 155,308	0
Guangxi Jingxingming Eletrical Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	The legal representative of this entity is also the legal representative of Guangxi CWT Environmental Technology Co., Ltd.
Nature description	Interest-free loans, due on August 22, 2024
Other receivables - related parties	$ 14,119	0
Xingsheng Pan [Member]
Related Party Transaction [Line Items]
Relationship description	General manager of Shenzhen CDT Environmental Technology Co., Ltd
Nature description	Interest-free loans, due on demand
Other receivables - related parties	$ 0	374,369
Yunfang Li [Member]
Related Party Transaction [Line Items]
Relationship description	Sibling of Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity
Nature description	Interest-free loans, due on demand
Other receivables - related parties	$ 0	14,358
Guangqing Shi [Member]
Related Party Transaction [Line Items]
Relationship description	General manager of Tianjin CDT Environmental Technology Co., Ltd
Nature description	Interest-free loans, due on demand
Other receivables - related parties	$ 0	6,277
Zhaozhao Xu One [Member]
Related Party Transaction [Line Items]
Relationship description	General manager of Shenzhen CDT Environmental Technology Co., Ltd
Nature description	Interest-free loans, due on demand
Other receivables - related parties	$ 0	12,923
Wanqiang Lin [Member]
Related Party Transaction [Line Items]
Relationship description	Director of Ultra HK
Other receivables - related parties	$ 5,386,156	$ 4,231,368